Employee benefits liabilities - Disclosure of changes in net defined benefit obligations for healthcare and life insurance plans and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	€ 5,165
Actuarial (gains)/losses from:
Financial assumptions	7,410
Other:
Net defined benefit liability (asset), end of period	3,531	€ 5,165
Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	33,614
Other:
Net defined benefit liability (asset), end of period	26,179	33,614
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	92	81	€ 0
Health care and life insurance plans | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	2,258	0
FCA - PSA merger	0	2,230
Included in the Consolidated Income Statement	92	81
Actuarial (gains)/losses from:
Demographic and other assumptions	45	11
Financial assumptions	(565)	(97)
Effect of movements in exchange rates	118	156
Other:
Benefits paid	(136)	(101)
Net defined benefit liability (asset), end of period	1,722	2,258	0
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	(34)	23	57
Other post-employment benefits | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	1,125	752
FCA - PSA merger	0	779
Included in the Consolidated Income Statement	(34)	23
Actuarial (gains)/losses from:
Demographic and other assumptions	(49)	(33)
Financial assumptions	(279)	(28)
Effect of movements in exchange rates	1	4
Other:
Benefits paid	(56)	(113)
Change in scope of consolidation	0	(208)
Other changes	(1)	(117)
Net defined benefit liability (asset), end of period	€ 805	€ 1,125	€ 752